Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge2
Accumulated Value	$ 9,550		$ 9,944	$ 10,474	$ 11,615	$ 10,262	$ 14,075	$ 12,226	$ 11,805	$ 12,379	$ 13,695	$ 15,283
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge
Accumulated Value	10,000		10,345	10,826	11,927	10,469	14,265	12,313	11,811	12,303	13,523	14,996
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I2
Accumulated Value	100,000		104,479	110,427	122,865	108,880	149,788	130,497	126,377	132,906	147,463	165,083
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2
Accumulated Value	10,000		10,396	10,934	12,108	10,682	14,629	12,690	12,233	12,809	14,147	15,763
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z2
Accumulated Value	10,000		10,448	11,045	12,292	10,896	14,999	13,075	12,669	13,330	14,801	16,576
Class A | FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Index - net1
Accumulated Value	10,000		10,021	10,587	11,399	9,547	12,750	11,037	10,534	11,012	12,243	13,867
Class C | FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Index - net1
Accumulated Value	10,000		10,021	10,587	11,399	9,547	12,750	11,037	10,534	11,012	12,243	13,867
Class I | FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Index - net1
Accumulated Value	100,000		100,210	105,865	113,992	95,467	127,497	110,365	105,336	110,122	122,433	138,674
Class R | FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Index - net1
Accumulated Value	10,000		10,021	10,587	11,399	9,547	12,750	11,037	10,534	11,012	12,243	13,867
Class Z | FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Index - net1
Accumulated Value	10,000		10,021	10,587	11,399	9,547	12,750	11,037	10,534	11,012	12,243	13,867
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	100,000		118,196	131,300	139,613	143,582	199,643	171,018	202,674	243,599	283,204	343,632
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	$ 10,000		$ 11,820	$ 13,130	$ 13,961	$ 14,358	$ 19,964	$ 17,102	$ 20,267	$ 24,360	$ 28,320	$ 34,363